Lease Transactions (Profit or Loss of Lease Transactions as a Lessee) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Finance lease cost:
Amortization of right-of-use assets	¥ 2,420
Interest on lease liabilities	150
Operating lease cost	¥ 46,783